SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 1,041	$ 1,134
Less accumulated depreciation	(718)	(454)
Property and equipment, net	323	680
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	186	188
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total		72
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total	290	290
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	12	5
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total	$ 553	$ 579